Asset Under Development - Commitments (Details) - Gimi conversion $ in Thousands	Sep. 30, 2023 USD ($)
Schedule of Other Non-current Assets [Line Items]
2023	$ 126,630
2024	267,006
Contractual obligation	$ 393,636